Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Wall Street EWM Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001517695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2011
Evercore Wealth Management Macro Opportunity Fund (Prospectus Summary) | Evercore Wealth Management Macro Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EWMOX